Prepayments for Long Term Assets - Schedule of Prepayments for Long Term Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepayments For Long Term Assets Abstract
Deposits for potential acquisition of sturgeon farms	$ 14,482,753
Deposits for potential joint venture project	794,895
Prepaid marketing expense	611,280
Prepayments for Long Term Assets	$ 15,888,928